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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/  Mark A. Boyar           New York, New York    May 13, 2009
   -------------------------------   ------------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 43
                                        --------------------

Form 13F Information Table Value Total: $72,313
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE


          ITEM 1                ITEM 2      ITEM 3    ITEM 4        ITEM 5         ITEM 6  ITEM 7          ITEM 8
----------------------------  ----------  ---------  -------  ------------------  -------  ------  -----------------------
                                                                                                      VOTING AUTHORITY
ISSUER                        TITLE OF                 VALUE   SH/PRN  SH/  PUT/  INVSTMT   OTHER
                               CLASS        CUSIP    (x1000)   AMOUNT  PRN  CALL  DISCRTN   MGRS      SOLE   SHARED  NONE
ALTRIA CROUP INC COM          COMMON      02209S103      226   14,100  SH           SOLE            14,100     0       0
AMERICAN EXPRESS CO           COMMON      025816109      195   14,300  SH           SOLE            14,300     0       0
AMERIPRISE FINL INC           COMMON      03076C106    2,138  104,362  SH           SOLE           104,362     0       0
ARBITRON INC                  COMMON      03875Q108      374   24,900  SH           SOLE            24,900     0       0
BANK OF AMER CORP             COMMON      060505104    1,301  190,693  SH           SOLE           190,693     0       0
BANK OF NEW YORK MELLON CORP  COMMON      064058100    3,483  123,286  SH           SOLE           123,286     0       0
CABLEVISION SYS CORP          CL A        12686C109    2,065  159,554  SH           SOLE           159,554     0       0
CARNIVAL CORP                 PAIRED CTF  143658300    2,290  106,005  SH           SOLE           106,005     0       0
CBS CORP NEW                  CL B        124857202    1,921  500,193  SH           SOLE           500,193     0       0
CIT GROUP INC COM             COMMON      125581108      198   69,300  SH           SOLE            69,300     0       0
CITIGROUP INC                 COMMON      172967101      626  247,332  SH           SOLE           247,332     0       0
COCA COLA CO                  COMMON      191216100    1,102   25,069  SH           SOLE            25,069     0       0
COMCAST CORP                  CL A        20030N200    2,624  203,879  SH           SOLE           203,879     0       0
CVS CAREMARK CORP             COMMON      126650100      380   13,840  SH           SOLE            13,840     0       0
DELL INC                      COMMON      24702R101      783   82,606  SH           SOLE            82,606     0       0
DIEBOLD INC                   COMMON      253651103    1,062   49,744  SH           SOLE            49,744     0       0
DINEEQUITY INC                COMMON      254423106      255   21,500  SH           SOLE            21,500     0       0
DISNEY WALT PRODTNS           COMMON      254687106    2,312  127,308  SH           SOLE           127,308     0       0
DSP GROUP INC                 COMMON      23332B106      413   95,700  SH           SOLE            95,700     0       0
GENERAL ELEC CO               COMMON      369604103    1,796  177,606  SH           SOLE           177,606     0       0
HEINZ H J CO                  COMMON      423074103    2,784   84,214  SH           SOLE            84,214     0       0
HOME DEPOT INC                COMMON      437076102    4,316  183,176  SH           SOLE           183,176     0       0
INFOGROUP INC                 COMMON      45670G108       57   13,700  SH           SOLE            13,700     0       0
JPMORGAN CHASE & CO           COMMON      46625H100    4,470  168,181  SH           SOLE           168,181     0       0
KRAFT FOODS INC               CL A        50075N104    2,221   99,630  SH           SOLE            99,630     0       0
LIMITED BRANDS INC            COMMON      532716107    2,482  285,287  SH           SOLE           285,287     0       0
MEREDITH CORP                 COMMON      589433101    1,770  106,380  SH           SOLE           106,380     0       0
MGM GRAND INC                 COMMON      552953101       77   33,213  SH           SOLE            33,213     0       0
MICROSOFT CORP                COMMON      594918104    3,400  185,070  SH           SOLE           185,070     0       0
MIDAS GROUP INC               COMMON      595626102    1,628  205,505  SH           SOLE           205,505     0       0
NASDAQ OMS GROUP INC          COMMON      631103108    3,181  162,482  SH           SOLE           162,482     0       0
OFFICE DEPOT INC COM          COMMON      676220106      299  228,200  SH           SOLE           228,200     0       0
ORIENT-EXPRESS HOTELS LTD     CL A        G67743107      206   50,300  SH           SOLE            50,300     0       0
PEPSIAMERICAS                 COMMON      71343P200    2,063  119,598  SH           SOLE           119,598     0       0
PFIZER INC                    COMMON      717081103    4,049  297,315  SH           SOLE           297,315     0       0
PHILIP MORRIS INTL INC        COMMON      718172109      502   14,100  SH           SOLE            14,100     0       0
PLAYBOY ENTERPRISES INC       CL B        728117300      495  251,100  SH           SOLE           251,100     0       0
SAKS INC                      COMMON      79377W108    1,086  580,857  SH           SOLE           580,857     0       0
SCHOLASTIC CORP               COMMON      807066105    1,221   81,021  SH           SOLE            81,021     0       0
TIME WARNER INC COM           COMMON      887317303    2,350  121,767  SH           SOLE           121,767     0       0
TRAVELERS COMPANIES INC       COMMON      89417E109    4,744  116,730  SH           SOLE           116,730     0       0
UNITED PARCEL SVC INC         CL B        911312106    3,013   61,210  SH           SOLE            61,210     0       0
VIACOM INC NEW                CL B        92553P201      357   20,564  SH           SOLE            20,564     0       0